Details of Significant Accounts (Details) - Schedule of Expenses by Nature - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts (Details) - Schedule of Expenses by Nature [Line Items]
Operating Cost	$ 18,176	$ 17,548
Operating Expense	25,814	18,102
Total	43,990	35,650
Employee benefit expense [member]
Details of Significant Accounts (Details) - Schedule of Expenses by Nature [Line Items]
Operating Cost	9,183	9,399
Operating Expense	21,628	14,071
Total	30,811	23,470
Depreciation charges on property, plant and equipment [member]
Details of Significant Accounts (Details) - Schedule of Expenses by Nature [Line Items]
Operating Cost	8,993	8,149
Operating Expense	4,186	4,031
Total	$ 13,179	$ 12,180